GOLDMAN SACHS MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments

January 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 96.5%
Belgium – 0.8%
111,218	Anheuser-Busch InBev SA (Beverages)	$ 6,879,678
74,886	KBC Group NV (Banks)	4,884,933

		11,764,611

Bermuda* – 0.6%
96,390	Arch Capital Group Ltd. (Insurance)	7,945,428

Brazil – 0.1%
592,642	Banco Bradesco SA (Banks)	1,837,190

Canada – 4.6%
68,793	Alimentation Couche-Tard, Inc. (Consumer Staples Distribution & Retail)	4,031,026
56,503	Canadian National Railway Co. (Ground Transportation)	7,008,632
84,940	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	5,435,857
288,724	Canadian Pacific Kansas City Ltd. (Ground Transportation)	23,233,778
22,734	Intact Financial Corp. (Insurance)	3,555,226
27,763	National Bank of Canada (Banks)	2,123,448
252,010	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	8,345,037
42,980	Thomson Reuters Corp. (Professional Services)	6,381,225
84,383	Toronto-Dominion Bank (Banks)	5,125,932

		65,240,161

China – 1.1%
21,840	Alibaba Group Holding Ltd. (Broadline Retail)	1,576,193
180,100	NetEase, Inc. (Entertainment)	3,500,803
228,800	Tencent Holdings Ltd. (Interactive Media & Services)	7,941,946
53,917	Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	1,864,989

		14,883,931

Denmark – 3.9%
74,069	Carlsberg AS Class B (Beverages)	9,530,268
2,208	Genmab AS* (Biotechnology)	610,561
370,389	Novo Nordisk AS Class B (Pharmaceuticals)	42,337,087
75,048	Vestas Wind Systems AS* (Electrical Equipment)	2,115,979

		54,593,895

Finland – 0.3%
84,719	Sampo OYJ Class A (Insurance)	3,545,951

France – 13.2%
107,646	Air Liquide SA (Chemicals)	20,144,151
630,982	Alstom SA (Machinery)	7,956,939
180,467	AXA SA (Insurance)	6,057,431
37,147	BNP Paribas SA (Banks)	2,495,690

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
56,811	Capgemini SE (IT Services)	$ 12,630,301
269,232	Carrefour SA (Consumer Staples Distribution & Retail)	4,596,409
91,447	Cie de Saint-Gobain SA (Building Products)	6,465,900
107,363	Cie Generale des Etablissements Michelin SCA (Automobile Components)	3,564,737
104,763	Danone SA (Food Products)	6,979,690
65,243	Dassault Systemes SE (Software)	3,382,084
614,673	Engie SA (Multi-Utilities)	9,817,847
40,741	EssilorLuxottica SA (Health Care Equipment & Supplies)	7,984,136
20,384	Kering SA (Textiles, Apparel & Luxury Goods)	8,373,205
46,226	Legrand SA (Electrical Equipment)	4,480,021
16,927	L’Oreal SA (Personal Products)	8,100,484
23,767	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	19,775,535
59,276	Pernod Ricard SA (Beverages)	9,720,407
46,880	Safran SA (Aerospace & Defense)	8,752,911
60,041	Sanofi SA (Pharmaceuticals)	6,012,838
106,280	Schneider Electric SE (Electrical Equipment)	20,878,705
22,838	Thales SA (Aerospace & Defense)	3,340,150
166,118	Valeo SE (Automobile Components)	2,168,263
31,386	Vinci SA (Construction & Engineering)	3,964,751

		187,642,585

Germany – 7.1%
25,337	Allianz SE (Insurance)	6,769,437
134,250	Bayer AG (Pharmaceuticals)	4,177,405
68,923	Beiersdorf AG (Personal Products)	10,086,168
45,377	Continental AG (Automobile Components)	3,706,876
47,220	Deutsche Boerse AG (Capital Markets)	9,403,374
377,743	Deutsche Telekom AG (Diversified Telecommunication Services)	9,272,763
21,430	Gerresheimer AG (Life Sciences Tools & Services)	2,184,766
83,024	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	3,026,800
135,821	Lanxess AG (Chemicals)	3,625,920
73,295	Merck KGaA (Pharmaceuticals)	12,025,913
12,919	MTU Aero Engines AG (Aerospace & Defense)	2,970,468
116,522	RWE AG (Independent Power and Renewable Electricity Producers)	4,302,647
124,688	SAP SE (Software)	21,601,769

GOLDMAN SACHS MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
50,313	Schott Pharma AG & Co. KGaA* (Life Sciences Tools & Services)	$ 1,957,438
26,741	Siemens AG (Industrial Conglomerates)	4,787,277

		99,899,021

Hong Kong – 1.0%
1,348,200	AIA Group Ltd. (Insurance)	10,573,145
648,800	ESR Group Ltd.(a) (Real Estate Management & Development)	829,344
482,100	Link REIT (Retail REITs)	2,418,060

		13,820,549

India – 1.2%
434,408	HDFC Bank Ltd. (Banks)	7,639,438
307,400	ICICI Bank Ltd. (Banks)	7,500,560
55,329	Tata Consultancy Services Ltd. (IT Services)	2,541,321

		17,681,319

Ireland – 5.9%
645,748	AIB Group PLC (Banks)	2,836,399
48,352	Aon PLC Class A (Insurance)	14,429,687
445,161	Experian PLC (Professional Services)	18,528,665
65,915	ICON PLC* (Life Sciences Tools & Services)	17,195,246
33,282	Linde PLC (Chemicals)	13,473,552
131,466	Ryanair Holdings PLC (Passenger Airlines)	17,563,858

		84,027,407

Israel – 0.7%
538,387	Bank Leumi Le-Israel BM (Banks)	4,089,138
30,749	Check Point Software Technologies Ltd.* (Software)	4,886,939
12,177	Wix.com Ltd.* (IT Services)	1,545,018

		10,521,095

Italy – 3.3%
1,403,845	Enel SpA (Electric Utilities)	9,578,962
388,002	Eni SpA (Oil, Gas & Consumable Fuels)	6,185,272
36,820	Ferrari NV (Automobiles)	12,840,502
2,201,966	Intesa Sanpaolo SpA (Banks)	6,784,903
400,890	UniCredit SpA (Banks)	11,742,893

		47,132,532

Japan – 10.2%
225,300	Advantest Corp. (Semiconductors & Semiconductor Equipment)	8,966,449
91,500	BayCurrent Consulting, Inc. (Professional Services)	2,127,283
60,500	Daikin Industries Ltd. (Building Products)	9,694,048

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
406,000	Denso Corp. (Automobile Components)	$ 6,377,468
376,900	FANUC Corp. (Machinery)	10,425,945
157,800	Hitachi Ltd. (Industrial Conglomerates)	12,395,245
54,400	Hoya Corp. (Health Care Equipment & Supplies)	6,910,381
16,100	Keyence Corp. (Electronic Equipment, Instruments & Components)	7,203,106
78,100	Kobe Bussan Co. Ltd. (Consumer Staples Distribution & Retail)	1,995,666
128,100	Koito Manufacturing Co. Ltd. (Automobile Components)	1,961,120
38,000	Kose Corp. (Personal Products)	2,486,061
134,200	Kubota Corp. (Machinery)	2,031,448
394,700	Kyocera Corp. (Electronic Equipment, Instruments & Components)	5,778,436
329,300	Mitsubishi Electric Corp. (Electrical Equipment)	4,886,910
377,100	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	7,614,449
319,100	Olympus Corp. (Health Care Equipment & Supplies)	4,723,849
203,400	Renesas Electronics Corp.* (Semiconductors & Semiconductor Equipment)	3,337,301
249,800	Seven & i Holdings Co. Ltd. (Consumer Staples Distribution & Retail)	9,865,805
90,200	Shin-Etsu Chemical Co. Ltd. (Chemicals)	3,550,469
9,500	SMC Corp. (Machinery)	5,288,123
76,500	Sony Group Corp. (Household Durables)	7,502,225
23,900	Sumitomo Mitsui Financial Group, Inc. (Banks)	1,243,119
52,600	Suzuki Motor Corp. (Automobiles)	2,362,721
199,500	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	5,863,400
142,200	Terumo Corp. (Health Care Equipment & Supplies)	4,813,747
18,200	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	3,377,418
95,500	ZOZO, Inc. (Specialty Retail)	2,091,116

		144,873,308

Mexico – 0.3%
409,100	Arca Continental SAB de CV (Beverages)	4,648,264

GOLDMAN SACHS MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Netherlands – 5.7%
8,580	Adyen NV*(a) (Financial Services)	$ 10,760,922
34,781	Airbus SE (Aerospace & Defense)	5,540,121
175,285	Akzo Nobel NV (Chemicals)	13,464,074
17,190	ASM International NV (Semiconductors & Semiconductor Equipment)	9,527,275
19,314	ASML Holding NV (Semiconductors & Semiconductor Equipment)	16,781,212
895,185	ING Groep NV (Banks)	12,719,205
350,187	Koninklijke Philips NV (Health Care Equipment & Supplies)	7,408,401
17,368	Randstad NV (Professional Services)	987,548
100,003	Universal Music Group NV (Entertainment)	2,947,861

		80,136,619

Portugal – 0.5%
644,640	EDP - Energias de Portugal SA (Electric Utilities)	2,875,376
243,126	Galp Energia SGPS SA (Oil, Gas & Consumable Fuels)	3,827,227

		6,702,603

Singapore – 0.9%
300,100	DBS Group Holdings Ltd. (Banks)	7,107,953
46,409	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	2,037,655
193,900	United Overseas Bank Ltd. (Banks)	4,087,129

		13,232,737

South Korea – 1.8%
149,501	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	23,249,496
26,149	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	2,618,577

		25,868,073

Spain – 1.3%
31,935	Aena SME SA(a) (Transportation Infrastructure)	5,649,530
132,334	Amadeus IT Group SA (Hotels, Restaurants & Leisure)	9,274,016
335,263	Iberdrola SA* (Electric Utilities)	4,036,892

		18,960,438

Sweden – 1.3%
79,407	Assa Abloy AB Class B (Building Products)	2,177,794
314,190	Atlas Copco AB Class A (Machinery)	5,014,288

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
66,910	Evolution AB(a) (Hotels, Restaurants & Leisure)	$ 7,812,651
333,420	Hexagon AB Class B (Electronic Equipment, Instruments & Components)	3,638,808

		18,643,541

Switzerland – 8.1%
97,198	ABB Ltd. (Electrical Equipment)	4,112,623
97,316	Cie Financiere Richemont SA Class A (Textiles, Apparel & Luxury Goods)	14,454,787
90,473	Julius Baer Group Ltd. (Capital Markets)	4,925,476
197,051	Nestle SA (Food Products)	22,454,065
138,591	Novartis AG (Pharmaceuticals)	14,332,211
79,801	Roche Holding AG (Pharmaceuticals)	22,720,650
13,768	Sika AG (Chemicals)	3,800,764
13,698	Sonova Holding AG (Health Care Equipment & Supplies)	4,377,833
516,787	UBS Group AG (Capital Markets)	15,468,782
14,688	Zurich Insurance Group AG (Insurance)	7,462,819

		114,110,010

Taiwan – 0.8%
295,768	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	10,918,108

United Kingdom – 17.2%
263,880	Allfunds Group PLC (Capital Markets)	1,891,807
126,886	AstraZeneca PLC (Pharmaceuticals)	16,822,145
5,605,826	Barclays PLC (Banks)	10,417,459
41,319	Berkeley Group Holdings PLC (Household Durables)	2,502,057
1,860,302	BP PLC (Oil, Gas & Consumable Fuels)	10,864,938
202,481	British American Tobacco PLC (Tobacco)	5,969,870
71,959	Coca-Cola Europacific Partners PLC (Beverages)	4,957,186
927,989	Compass Group PLC (Hotels, Restaurants & Leisure)	25,560,299
13,854	Croda International PLC (Chemicals)	838,535
432,000	Diageo PLC (Beverages)	15,602,917
46,040	Ferguson PLC (Trading Companies & Distributors)	8,608,812
468,866	GSK PLC (Pharmaceuticals)	9,273,107
570,574	HSBC Holdings PLC (Banks)	4,454,872
317,643	Informa PLC (Media)	3,119,746

GOLDMAN SACHS MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
722,800	Kingfisher PLC (Specialty Retail)	$ 2,009,619
1,361,550	Legal & General Group PLC (Insurance)	4,379,347
57,556	London Stock Exchange Group PLC (Capital Markets)	6,510,392
1,021,556	NatWest Group PLC (Banks)	2,882,972
1,334,723	Prudential PLC (Insurance)	13,711,032
169,570	Reckitt Benckiser Group PLC (Household Products)	12,260,063
616,547	RELX PLC (Professional Services)	25,444,593
91,286	Rio Tinto PLC (Metals & Mining)	6,318,763
6,242,702	Rolls-Royce Holdings PLC* (Aerospace & Defense)	23,700,106
168,057	Segro PLC (Industrial REITs)	1,866,453
310,510	Shell PLC (Oil, Gas & Consumable Fuels)	9,718,510
1,137,309	Tesco PLC (Consumer Staples Distribution & Retail)	4,121,175
83,839	Unilever PLC (Personal Products)	4,079,624
245,599	WH Smith PLC (Specialty Retail)	3,753,054
244,371	WPP PLC (Media)	2,363,187

		244,002,640

United States – 3.6%
33,037	Accenture PLC Class A (IT Services)	12,021,504
52,260	Atlassian Corp. Class A* (Software)	13,052,980
17,869	Chubb Ltd. (Insurance)	4,377,905
15,840	EPAM Systems, Inc.* (IT Services)	4,405,262
92,740	Qiagen NV* (Life Sciences Tools & Services)	4,023,674
32,240	STERIS PLC (Health Care Equipment & Supplies)	7,058,948
43,480	Waste Connections, Inc.
	(Commerical Services & Supplies)	6,750,705

		51,690,978

Uruguay* – 1.0%
7,880	MercadoLibre, Inc. (Broadline Retail)	13,489,063

TOTAL COMMON STOCKS (Cost $1,066,016,839)		$1,367,812,057

Shares	Dividend Rate	Value

Investment Company(b) – 3.2%
Goldman Sachs Financial Square Government Fund — Institutional Shares
44,971,478	5.223%	$ 44,971,478
(Cost $ 44,971,478)

TOTAL INVESTMENTS – 99.7% (Cost $ 1,110,988,317)		$1,412,783,535

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		3,596,913

NET ASSETS – 100.0%		$1,416,380,448

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated Issuer.

SECTOR ALLOCATION AS OF JANUARY 31, 2024
Sector	% of Total Market Value
Industrials	19.3%
Financials	16.4
Health Care	14.4
Information Technology	13.0
Consumer Discretionary	10.8
Consumer Staples	10.5
Materials	4.6
Investment Company	3.2
Energy	3.1
Utilities	2.2
Communication Services	2.1
Real Estate	0.4
100.0%

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

GOLDMAN SACHS MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments

January 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 94.1%
Aerospace & Defense – 1.4%
12,433	Curtiss-Wright Corp.	$ 2,767,213
47,260	Hexcel Corp.	3,137,591
76,366	Leonardo DRS, Inc.*	1,482,264
39,700	Mercury Systems, Inc.*	1,177,502
21,574	Woodward, Inc.	2,972,250

		11,536,820

Air Freight & Logistics* – 0.7%
81,300	Air Transport Services Group, Inc.	1,259,337
104,802	Hub Group, Inc. Class A	4,745,435

		6,004,772

Automobile Components – 0.7%
24,665	LCI Industries	2,744,721
28,666	Phinia, Inc.	866,860
18,575	Visteon Corp.*	2,141,512
10,299	XPEL, Inc.*	550,481

		6,303,574

Automobiles – 0.1%
8,700	Thor Industries, Inc.	983,274

Banks – 5.7%
20,589	Ameris Bancorp	1,022,038
21,200	Bank of Hawaii Corp.	1,340,476
30,408	Berkshire Hills Bancorp, Inc.	729,792
29,419	Dime Community Bancshares, Inc.	671,047
43,029	First Merchants Corp.	1,454,811
28,997	Hancock Whitney Corp.	1,308,055
75,269	Heritage Commerce Corp.	669,141
75,012	Hope Bancorp, Inc.	831,133
31,675	Independent Bank Corp.	1,776,651
34,900	Lakeland Financial Corp.	2,336,904
91,461	OceanFirst Financial Corp.	1,575,873
92,066	Old National Bancorp	1,516,327
36,526	Peapack-Gladstone Financial Corp.	1,007,387
19,947	Preferred Bank	1,432,992
98,188	Prosperity Bancshares, Inc.	6,275,195
74,700	Renasant Corp.	2,362,761
26,889	S&T Bancorp, Inc.	896,479
54,309	SouthState Corp.	4,513,078
40,300	UMB Financial Corp.	3,324,750
70,800	United Bankshares, Inc.	2,538,180
38,521	Western Alliance Bancorp	2,463,803
85,664	Wintrust Financial Corp.	8,307,695

		48,354,568

Biotechnology* – 4.7%
135,120	89bio, Inc.	1,337,688
104,422	Alkermes PLC	2,824,615
73,633	Ascendis Pharma AS	9,567,136
59,270	Bicycle Therapeutics PLC	1,034,261
23,101	Blueprint Medicines Corp.	1,837,223
59,479	Catalyst Pharmaceuticals, Inc.	856,498
50,670	Cerevel Therapeutics Holdings, Inc.	2,123,073
20,919	Halozyme Therapeutics, Inc.	708,108

Shares	Description	Value

Common Stocks – (continued)
Biotechnology* – (continued)
11,595	Karuna Therapeutics, Inc.	$ 3,634,105
39,008	MoonLake Immunotherapeutics	2,179,767
121,487	Mural Oncology PLC	533,328
40,753	Neurocrine Biosciences, Inc.	5,696,047
109,940	Rocket Pharmaceuticals, Inc.	3,158,576
52,904	Vaxcyte, Inc.	3,778,404
20,670	Xenon Pharmaceuticals, Inc.	934,697

		40,203,526

Building Products – 2.7%
34,959	AAON, Inc.	2,452,724
25,675	Apogee Enterprises, Inc.	1,355,897
161,781	AZEK Co., Inc.*	6,238,275
21,600	Gibraltar Industries, Inc.*	1,747,872
19,286	Griffon Corp.	1,123,602
82,600	Hayward Holdings, Inc.*	1,034,152
151,634	Janus International Group, Inc.*	2,145,621
17,640	Masonite International Corp.*	1,623,762
17,900	UFP Industries, Inc.	2,030,755
103,981	Zurn Elkay Water Solutions Corp.	3,083,037

		22,835,697

Capital Markets – 1.4%
342,394	BGC Group, Inc. Class A	2,417,302
37,100	Cohen & Steers, Inc.	2,612,582
21,047	Evercore, Inc. Class A	3,614,401
15,231	Houlihan Lokey, Inc.	1,824,369
18,391	StoneX Group, Inc.*	1,209,208

		11,677,862

Chemicals – 3.6%
56,300	AdvanSix, Inc.	1,428,894
16,012	Ashland, Inc.	1,499,043
77,640	Avient Corp.	2,811,344
103,100	Axalta Coating Systems Ltd.*	3,342,502
152,880	Ecovyst, Inc.*	1,415,669
97,314	HB Fuller Co.	7,373,482
13,200	Ingevity Corp.*	574,992
21,850	Innospec, Inc.	2,537,003
17,329	Methanex Corp.	768,021
33,050	Minerals Technologies, Inc.	2,159,818
27,459	Orion SA	615,082
23,023	Quaker Chemical Corp.	4,372,989
14,600	Stepan Co.	1,303,342

		30,202,181

Commerical Services & Supplies – 4.0%
17,805	Brady Corp. Class A	1,072,395
53,048	Brink’s Co.	4,288,400
96,524	Casella Waste Systems, Inc. Class A*	8,237,358
131,467	CoreCivic, Inc.*	1,869,461
25,764	MSA Safety, Inc.	4,251,833
119,959	Rentokil Initial PLC	3,124,932
10,500	UniFirst Corp.	1,778,910
37,294	Vestis Corp.	798,092

GOLDMAN SACHS MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Commerical Services & Supplies – (continued)
70,515	Viad Corp.*	$ 2,331,226
41,380	Waste Connections, Inc.	6,424,659

		34,177,266

Communications Equipment* – 1.5%
33,311	Calix, Inc.	1,105,259
42,000	Ciena Corp.	2,226,000
34,217	Clearfield, Inc.	861,926
91,666	Extreme Networks, Inc.	1,238,408
12,350	F5, Inc.	2,268,695
530,755	Infinera Corp.	2,621,930
36,675	Lumentum Holdings, Inc.	2,014,924

		12,337,142

Construction & Engineering – 1.6%
14,870	Comfort Systems USA, Inc.	3,233,779
29,528	Granite Construction, Inc.	1,332,008
5,600	MYR Group, Inc.*	805,560
34,180	Primoris Services Corp.	1,121,104
16,033	Valmont Industries, Inc.	3,618,808
65,200	WillScot Mobile Mini Holdings Corp.*	3,083,960

		13,195,219

Construction Materials – 0.4%
7,775	Eagle Materials, Inc.	1,759,327
42,800	Summit Materials, Inc. Class A*	1,548,504

		3,307,831

Consumer Finance – 0.9%
24,546	FirstCash Holdings, Inc.	2,817,145
254,907	SLM Corp.	5,067,551

		7,884,696

Consumer Staples Distribution & Retail – 1.0%
21,062	Casey’s General Stores, Inc.	5,715,384
33,900	Performance Food Group Co.*	2,463,852

		8,179,236

Containers & Packaging – 0.6%
47,000	Silgan Holdings, Inc.	2,159,180
45,800	Sonoco Products Co.	2,606,020

		4,765,200

Diversified Consumer Services – 2.2%
86,596	Bright Horizons Family Solutions,
	Inc.*	8,508,057
67,227	Chegg, Inc.*	662,186
68,454	Frontdoor, Inc.*	2,242,553
149,363	Laureate Education, Inc.	1,884,961
529,206	Mister Car Wash, Inc.*	4,392,410
34,849	Perdoceo Education Corp.	630,767
10,587	Stride, Inc.*	634,690

		18,955,624

Shares	Description	Value

Common Stocks – (continued)
Diversified Telecommunication Services – 0.4%
42,405	Cogent Communications Holdings, Inc.	$ 3,273,666

Electric Utilities – 0.5%
30,400	IDACORP, Inc.	2,814,432
21,800	MGE Energy, Inc.	1,405,882
11,174	Portland General Electric Co.	457,352

		4,677,666

Electrical Equipment – 1.4%
10,881	Acuity Brands, Inc.	2,591,419
51,165	Array Technologies, Inc.*	677,425
12,749	Atkore, Inc.*	1,944,605
14,618	EnerSys	1,397,042
64,000	NEXTracker, Inc. Class A*	2,897,280
77,352	Sensata Technologies Holding PLC	2,797,822

		12,305,593

Electronic Equipment, Instruments & Components – 3.2%
20,900	Advanced Energy Industries, Inc.	2,177,362
51,968	Avnet, Inc.	2,354,150
14,545	Belden, Inc.	1,078,948
24,986	Coherent Corp.*	1,187,834
24,400	Crane NXT Co.	1,422,032
17,110	Fabrinet*	3,653,156
30,867	Insight Enterprises, Inc.*	5,702,370
19,266	Littelfuse, Inc.	4,660,445
13,098	OSI Systems, Inc.*	1,676,937
17,850	Rogers Corp.*	2,057,570
34,400	ScanSource, Inc.*	1,350,544

		27,321,348

Energy Equipment & Services – 3.1%
70,746	Cactus, Inc. Class A	3,002,460
304,731	ChampionX Corp.	8,352,677
92,881	Expro Group Holdings NV*	1,634,706
64,200	Helmerich & Payne, Inc.	2,584,692
27,825	Noble Corp. PLC	1,227,917
313,842	Patterson-UTI Energy, Inc.	3,480,508
92,907	ProPetro Holding Corp.*	785,993
102,249	Select Water Solutions, Inc.	794,475
21,281	Tidewater, Inc.*	1,429,870
53,598	U.S. Silica Holdings, Inc.*	574,571
22,915	Weatherford International PLC*	2,052,038

		25,919,907

Entertainment* – 0.3%
9,721	Take-Two Interactive Software, Inc.	1,603,284
141,377	Vivid Seats, Inc. Class A	811,504

		2,414,788

Financial Services – 3.5%
30,829	Enact Holdings, Inc.	878,318
44,200	Essent Group Ltd.	2,438,072
28,700	EVERTEC, Inc.	1,152,592

GOLDMAN SACHS MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financial Services – (continued)
21,835	Federal Agricultural Mortgage Corp. Class C	$ 4,067,642
124,810	Flywire Corp.*	2,667,190
33,082	International Money Express, Inc.*	681,489
186,100	Marqeta, Inc. Class A*	1,118,461
85,579	NCR Atleos Corp.*	1,916,114
12,756	PennyMac Financial Services, Inc.	1,112,578
47,740	Shift4 Payments, Inc. Class A*	3,428,209
13,854	Voya Financial, Inc.	1,002,614
22,294	Walker & Dunlop, Inc.	2,153,378
34,898	WEX, Inc.*	7,132,802

		29,749,459

Food Products – 1.0%
18,550	Ingredion, Inc.	1,995,423
8,400	Lancaster Colony Corp.	1,543,752
67,336	Nomad Foods Ltd.*	1,211,375
99,032	Simply Good Foods Co.*	3,743,410

		8,493,960

Gas Utilities – 0.2%
19,014	New Jersey Resources Corp.	776,342
19,500	ONE Gas, Inc.	1,196,715

		1,973,057

Ground Transportation – 1.0%
19,460	Knight-Swift Transportation Holdings, Inc.	1,116,615
91,800	Marten Transport Ltd.	1,698,300
6,970	Saia, Inc.*	3,140,542
71,800	Werner Enterprises, Inc.	2,839,690

		8,795,147

Health Care Equipment & Supplies* – 3.5%
88,047	Establishment Labs Holdings, Inc.	3,389,809
67,660	Haemonetics Corp.	5,173,284
60,407	Inari Medical, Inc.	3,440,179
44,585	Inmode Ltd.	1,056,219
11,530	Inspire Medical Systems, Inc.	2,431,331
27,400	Integer Holdings Corp.	2,776,168
21,013	iRhythm Technologies, Inc.	2,516,937
67,886	Lantheus Holdings, Inc.	3,525,320
57,742	OrthoPediatrics Corp.	1,508,221
5,495	QuidelOrtho Corp.	376,462
155,950	SI-BONE, Inc.	3,151,750

		29,345,680

Health Care Providers & Services – 3.6%
207,450	Accolade, Inc.*	2,348,334
91,282	agilon health, Inc.*	537,651
150,631	Alignment Healthcare, Inc.*	1,009,228
9,690	Amedisys, Inc.*	913,476
20,516	AMN Healthcare Services, Inc.*	1,518,389
3,100	Chemed Corp.	1,837,649
66,215	Encompass Health Corp.	4,703,914

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – (continued)
60,166	HealthEquity, Inc.*	$ 4,547,346
170,637	LifeStance Health Group, Inc.*	1,020,409
338,389	NeoGenomics, Inc.*	5,025,077
134,870	Option Care Health, Inc.*	4,213,339
71,293	Pediatrix Medical Group, Inc.*	667,302
66,199	PetIQ, Inc.*	1,189,596
103,495	R1 RCM, Inc.*	1,059,789

		30,591,499

Health Care Technology* – 0.6%
140,703	Definitive Healthcare Corp.	1,195,976
144,232	Phreesia, Inc.	3,675,031

		4,871,007

Hotel & Resort REITs – 0.2%
113,150	Apple Hospitality REIT, Inc.	1,817,189

Hotels, Restaurants & Leisure – 2.2%
32,460	Bloomin’ Brands, Inc.	864,085
150,847	Bowlero Corp. Class A*	1,630,656
11,687	Boyd Gaming Corp.	742,008
20,663	Brinker International, Inc.*	884,170
39,735	Churchill Downs, Inc.	4,806,743
12,438	Dave & Buster’s Entertainment, Inc.*	665,806
41,532	First Watch Restaurant Group, Inc.*	891,277
35,210	Texas Roadhouse, Inc.	4,426,601
12,900	Wingstop, Inc.	3,626,319

		18,537,665

Household Durables – 1.5%
30,726	M/I Homes, Inc.*	3,915,107
27,950	Meritage Homes Corp.	4,628,800
9,047	TopBuild Corp.*	3,339,519
144,192	Vizio Holding Corp. Class A*	1,009,344

		12,892,770

Household Products* – 0.3%
54,275	Central Garden & Pet Co. Class A	2,240,472

Industrial REITs – 1.2%
24,830	EastGroup Properties, Inc.	4,405,587
28,500	First Industrial Realty Trust, Inc.	1,468,320
42,000	Rexford Industrial Realty, Inc.	2,208,780
51,800	STAG Industrial, Inc.	1,913,492

		9,996,179

Insurance – 3.9%
30,225	AMERISAFE, Inc.	1,506,414
34,144	Assured Guaranty Ltd.	2,770,103
53,909	Axis Capital Holdings Ltd.	3,208,664
32,515	BRP Group, Inc. Class A*	729,637
20,681	Employers Holdings, Inc.	862,811
45,475	First American Financial Corp.	2,744,416
22,600	Hanover Insurance Group, Inc.	2,983,426
10,420	Kinsale Capital Group, Inc.	4,142,679
28,916	Palomar Holdings, Inc.*	1,731,201

GOLDMAN SACHS MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
12,010	Primerica, Inc.	$ 2,812,261
41,100	Ryan Specialty Holdings, Inc.*	1,780,452
27,500	Safety Insurance Group, Inc.	2,291,025
22,300	Selective Insurance Group, Inc.	2,338,378
16,150	Stewart Information Services Corp.	995,809
1,446	White Mountains Insurance Group Ltd.	2,278,853

		33,176,129

Interactive Media & Services* – 0.9%
48,103	Bumble, Inc. Class A	659,973
67,428	Cars.com, Inc.	1,175,270
154,223	Pinterest, Inc. Class A	5,778,736

		7,613,979

IT Services – 0.3%
31,488	Hackett Group, Inc.	728,003
24,100	Perficient, Inc.*	1,641,933

		2,369,936

Leisure Products – 0.8%
8,280	BRP, Inc.	522,468
16,600	Brunswick Corp.	1,339,288
193,467	Clarus Corp.	1,145,325
146,850	Mattel, Inc.*	2,627,147
128,684	Solo Brands, Inc. Class A*	359,028
84,720	Topgolf Callaway Brands Corp.*	1,115,762

		7,109,018

Life Sciences Tools & Services – 1.5%
7,040	Bio-Rad Laboratories, Inc. Class A*	2,259,066
30,149	Bio-Techne Corp.	2,120,078
63,142	Bruker Corp.	4,515,284
9,800	Charles River Laboratories International, Inc.*	2,119,544
42,571	Fortrea Holdings, Inc.*	1,317,998

		12,331,970

Machinery – 4.0%
6,725	Alamo Group, Inc.	1,427,583
34,236	Allison Transmission Holdings, Inc.	2,072,647
41,825	Astec Industries, Inc.	1,488,970
11,500	Crane Co.	1,427,265
10,030	Enpro, Inc.	1,498,281
62,800	Hillenbrand, Inc.	2,924,596
6,889	IDEX Corp.	1,457,023
41,440	ITT, Inc.	5,005,123
44,660	John Bean Technologies Corp.	4,410,622
62,000	Kennametal, Inc.	1,520,240
16,980	Lincoln Electric Holdings, Inc.	3,773,296
34,625	Mueller Industries, Inc.	1,662,000
123,172	Mueller Water Products, Inc. Class A	1,688,688
12,600	SPX Technologies, Inc.*	1,268,064
25,516	Wabash National Corp.	645,555

Shares	Description	Value

Common Stocks – (continued)
Machinery – (continued)
10,275	Watts Water Technologies, Inc. Class A	$ 2,034,553

		34,304,506

Media – 0.9%
119,305	Entravision Communications Corp. Class A	480,799
124,000	EW Scripps Co. Class A*	988,280
15,241	Nexstar Media Group, Inc.	2,708,478
122,802	Stagwell, Inc.*	800,669
156,707	TEGNA, Inc.	2,443,062

		7,421,288

Metals & Mining – 0.5%
16,500	Commercial Metals Co.	861,630
85,874	Eldorado Gold Corp.*	1,048,522
27,300	Kaiser Aluminum Corp.	1,771,770
45,100	MP Materials Corp.*	713,031

		4,394,953

Mortgage Real Estate Investment Trusts (REITs) – 0.1%
112,250	Redwood Trust, Inc.	753,197

Multi-Utilities – 0.2%
28,800	Northwestern Energy Group, Inc.	1,385,856

Office REITs – 0.4%
83,400	COPT Defense Properties	1,964,904
44,769	Cousins Properties, Inc.	1,025,658

		2,990,562

Oil, Gas & Consumable Fuels – 2.5%
46,075	Civitas Resources, Inc.	2,986,121
54,600	Delek U.S. Holdings, Inc.	1,475,838
51,181	Enerplus Corp.	743,148
166,178	Kosmos Energy Ltd.*	1,007,039
139,200	Magnolia Oil & Gas Corp. Class A	2,870,304
50,925	Matador Resources Co.	2,795,273
100,330	Northern Oil & Gas, Inc.	3,361,055
50,649	Par Pacific Holdings, Inc.*	1,853,247
91,606	Viper Energy, Inc.	2,859,939
62,297	World Kinect Corp.	1,406,043

		21,358,007

Personal Products* – 0.1%
22,605	BellRing Brands, Inc.	1,249,378

Pharmaceuticals – 0.8%
13,074	Arvinas, Inc.*	542,571
61,070	Cymabay Therapeutics, Inc.*	1,435,756
141,599	Innoviva, Inc.*	2,293,904
42,627	Organon & Co.	709,740
30,993	Perrigo Co. PLC	994,255
14,475	Prestige Consumer Healthcare, Inc.*	890,791

		6,867,017

GOLDMAN SACHS MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Professional Services – 2.8%
116,576	Alight, Inc. Class A*	$ 1,039,858
19,375	ASGN, Inc.*	1,798,388
9,800	CBIZ, Inc.*	623,868
11,760	Concentrix Corp.	1,045,111
83,493	Dun & Bradstreet Holdings, Inc.	967,684
29,158	FTI Consulting, Inc.*	5,586,964
10,625	ICF International, Inc.	1,477,300
132,016	Legalzoom.com, Inc.*	1,361,085
30,600	Maximus, Inc.	2,482,272
25,992	Science Applications International Corp.	3,318,139
97,505	Sterling Check Corp.*	1,329,968
45,340	WNS Holdings Ltd.*	3,144,329

		24,174,966

Real Estate Management & Development – 0.5%
15,800	Colliers International Group, Inc.	1,855,552
88,500	Cushman & Wakefield PLC*	931,020
94,944	DigitalBridge Group, Inc.	1,864,700

		4,651,272

Semiconductors & Semiconductor Equipment – 3.2%
26,854	Amkor Technology, Inc.	850,198
10,290	Camtek Ltd.*	800,974
66,125	Cohu, Inc.*	2,106,742
36,933	Entegris, Inc.	4,347,014
7,860	Ichor Holdings Ltd.*	284,532
21,393	Impinj, Inc.*	2,074,693
57,753	Kulicke & Soffa Industries, Inc.	2,906,131
29,895	Lattice Semiconductor Corp.*	1,819,410
12,480	Nova Ltd.*	1,807,229
6,725	Onto Innovation, Inc.*	1,086,087
31,603	Photronics, Inc.*	923,440
38,913	Power Integrations, Inc.	2,916,918
6,174	SiTime Corp.*	657,963
73,400	Tower Semiconductor Ltd.*	2,117,590
27,580	Ultra Clean Holdings, Inc.*	1,053,556
9,640	Universal Display Corp.	1,636,583

		27,389,060

Software – 6.4%
110,081	Adeia, Inc.	1,336,383
38,888	Bentley Systems, Inc. Class B	1,959,955
66,320	BlackLine, Inc.*	3,891,658
552,624	CCC Intelligent Solutions Holdings, Inc.*	6,073,338
127,017	Clear Secure, Inc. Class A	2,417,134
31,883	Clearwater Analytics Holdings, Inc. Class A*	600,995
130,187	Dynatrace, Inc.*	7,420,659
53,665	Envestnet, Inc.*	2,742,281
20,634	Guidewire Software, Inc.*	2,304,405
31,397	InterDigital, Inc.	3,298,255
24,015	LiveRamp Holdings, Inc.*	948,112
126,642	NCR Voyix Corp.*	1,861,637

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
11,408	Pegasystems, Inc.	$ 556,026
105,499	PROS Holdings, Inc.*	3,631,276
118,540	Samsara, Inc. Class A*	3,722,156
88,890	Smartsheet, Inc. Class A*	3,997,383
47,170	Tenable Holdings, Inc.*	2,221,707
66,300	Verint Systems, Inc.*	1,968,447
38,602	Workiva, Inc.*	3,587,670

		54,539,477

Specialized REITs – 0.5%
91,000	Four Corners Property Trust, Inc.	2,130,310
78,875	Rayonier, Inc.	2,389,912

		4,520,222

Specialty Retail – 0.7%
33,064	Caleres, Inc.	1,037,218
5,202	Group 1 Automotive, Inc.	1,352,832
3,500	Murphy USA, Inc.	1,233,820
20,400	Signet Jewelers Ltd.	2,029,392

		5,653,262

Technology Hardware, Storage & Peripherals* – 0.2%
2,880	Super Micro Computer, Inc.	1,525,277

Textiles, Apparel & Luxury Goods – 0.8%
31,300	Columbia Sportswear Co.	2,480,838
7,035	Crocs, Inc.*	713,912
17,600	Kontoor Brands, Inc.	1,031,712
61,345	Steven Madden Ltd.	2,569,128

		6,795,590

Tobacco – 0.1%
94,300	Vector Group Ltd.	987,321

Trading Companies & Distributors – 1.1%
32,899	Beacon Roofing Supply, Inc.*	2,726,998
50,200	Core & Main, Inc. Class A*	2,073,762
66,751	DNOW, Inc.*	673,518
18,200	McGrath RentCorp	2,286,830
10,773	SiteOne Landscape Supply, Inc.*	1,664,967

		9,426,075

Wireless Telecommunication Services* – 0.0%
29,864	GCI Liberty, Inc.	—

TOTAL COMMON STOCKS (Cost $714,495,174)		$799,109,858

Exchange Traded Funds – 0.6%
59,170	SPDR S&P Biotech ETF	$ 5,173,233
(Cost $4,719,171)

GOLDMAN SACHS MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(a) – 6.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
51,139,725	5.223%	$ 51,139,725
(Cost $51,139,725)

TOTAL INVESTMENTS – 100.7% (Cost $770,354,070)		$855,422,816

OTHER ASSETS IN EXCESS OF LIABILITIES – (0.7)%		(6,345,977)

NET ASSETS – 100.0%		$849,076,839

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated Issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

GOLDMAN SACHS MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Investment Abbreviations:
ETF	— Exchange Traded Fund
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SPDR	— Standard and Poor’s Depository Receipt

GOLDMAN SACHS ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of January 31, 2024:

MULTI-MANAGER INTERNATIONAL EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$23,447,332	$226,314,133	$—
Europe	97,672,252	903,009,287	—
North America	115,531,863	—	—
South America	1,837,190	—	—
Investment Company	44,971,478	—	—

Total	$283,460,115	$1,129,323,420	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

MULTI-MANAGER U.S. SMALL CAP EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$8,378,949	$—	$—
Europe	24,495,955	—	—
North America	766,234,954	—	—
Exchange Traded Funds	5,173,233	—	—
Investment Company	51,139,725	—	—

Total	$855,422,816	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Asset Allocation Risk — The Funds’ allocations to the various asset classes and to the Underlying Managers may cause the Funds to underperform other funds with a similar investment objective.

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligation, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

GOLDMAN SACHS ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Index/Tracking Error Risk — To the extent that an index-tracking strategy or implementation of a sub-strategy by a transition manager is used with respect to a portion of a Fund’s assets, including through investment in an ETF that seeks to track an index or implementation of an index-tracking strategy, the Fund will be negatively affected by general declines in the securities and asset classes represented in the relevant index. There is no guarantee that the Fund, or relevant portion of the Fund, will achieve a high degree of correlation to the relevant index. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability, or the ability of an ETF in which it invests, to adjust its exposure to the required levels in order for the relevant portion of the Fund to track the relevant index. In addition, because that portion of the Fund is not “actively” managed, unless a specific security is removed from the relevant index, the Fund or an ETF in which it invests generally would not sell a security because the security’s issuer was in financial trouble. At times when an index-tracking strategy is used with respect to a portion of the Fund’s assets, the Fund’s performance could be lower than funds that may actively shift all of their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Funds may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

GOLDMAN SACHS ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Multi-Manager Approach Risk — The Funds’ performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Funds’ multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Funds’ performance depending on the performance of those investments and the overall market environment. The Funds’ Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Funds. Because the Funds’ Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Funds, the Funds may be subject to greater counterparty risk than if they were managed directly by the Investment Adviser.